Other non-current financial assets	12 Months Ended
Dec. 31, 2022
Other non-current financial assets.
Other non-current financial assets

8. Other non-current financial assets

On June 9, 2021, VIA acquired a convertible promissory note (the “Note”) with transaction price equal to their nominal amount of TUSD 900 (TEUR 738) from SigmaSense LLC, a company based in Austin, USA. The Note, which was classified as FVTPL, was automatically convertible into qualified financing securities of Sigma Sense LLC upon the occurrence of any qualified financing.

On September 28, 2021, Sigma Sense LLC conducted such qualified financing. In the context of the conversion of the Note, the Note was revalued at fair value as of the date directly prior to conversion based on the conditions offered to third parties in the context of the qualified financing. The remeasurement resulted in a gain amounting to TUSD 373 (TEUR 352). As of April 1, 2024 VIA currently holds 0,348 % of Sigma Sense, which are 20,870 shares.

Based on the terms of the Note, the Note was then converted automatically into 20,870 Series B-1 Units of Sigma Sense LLC to be classified as equity instruments in accordance with IAS 32. As a result of the conversion of the Note, the remeasured Note has been derecognized and a non-current financial asset (equity interest) amounting to TEUR 1,090 has been recognized. VIA classified the equity interest in SigmaSense as FVTPL. At December 31, 2021 there was no reliable information available from either historical volatility, any relevant peer group companies or any other internal or external source of information that would allow a more reliable estimation of the fair value at reporting date. Therefore, besides of foreign currency effects the fair value remained unchanged at TUSD 1,273.

In December 2022, SigmaSense announced a Series B-2 Unit Financing. Based on the conditions of that offering, the estimated fair value as of December 31, 2022 remained unchanged at TUSD 1,273. Therefore, the fair value changed solely based on foreign currency effects to TEUR 1,194 (2021: TEUR 1,124).

Apart from the equity interest, other non-current financial assets include rent deposits amounting to TEUR 135 (2021: TEUR 24).